Related Party Transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Net sales	$ 418	$ 1,567	$ 6,193
Reimbursements against research and development costs	2,032	0	$ 0
Accounts receivable	1,209	1,797
Accounts payable	471	1,397
Loans receivable, including interest	$ 7,472	$ 0